Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 266,937	$ 278,830
Short-term investment	37,459	0
Accounts and notes receivable, net	124,273	82,180
Other receivables	26,790	22,031
Inventories	50,088	37,800
Prepaid expenses and other current assets	119,995	119,275
Derivative instruments	58,821	0
Total current assets	684,363	540,116
Non-current assets
Miscellaneous	81,662	71,442
Collateral deposits	2,500	2,500
Property and equipment, net	856,085	743,533
Net intangible assets and goodwill	54,569	38,808
Deferred income taxes	87,972	67,802
Derivative instruments	34,088	120,371
Equity method investments	14,708	13,105
Lease right of use asset, net	820,683	763,580
Total non-current assets	1,952,267	1,821,141
Total assets	2,636,630	2,361,257
Current liabilities
Accounts payable	353,468	269,215
Royalties payable to McDonald’s Corporation	21,280	15,933
Income taxes payable	65,311	70,276
Other taxes payable	81,371	67,086
Accrued payroll and other liabilities	115,327	89,923
Provision for contingencies	2,272	2,140
Interest payable	7,906	11,383
Short-term debt	318	0
Current portion of long-term debt	19,033	4,741
Derivative instruments	10,215	8,046
Operating lease liabilities	82,911	79,120
Total current liabilities	759,412	617,863
Non-current liabilities
Accrued payroll and other liabilities	28,781	21,900
Provision for contingencies	42,567	31,946
Long-term debt, excluding current portion	711,671	739,217
Derivative instruments	18,167	14,880
Deferred income taxes	3,931	7,170
Operating lease liabilities	747,674	707,119
Total non-current liabilities	1,552,791	1,522,232
Total liabilities	2,312,203	2,140,095
Equity
Additional paid-in capital	9,206	10,101
Retained earnings	424,936	316,180
Accumulated other comprehensive loss	(613,460)	(607,768)
Common stock in treasury	(19,367)	(19,367)
Total Arcos Dorados Holdings Inc. shareholders’ equity	323,623	220,430
Non-controlling interests in subsidiaries	804	732
Total equity	324,427	221,162
Total liabilities and equity	2,636,630	2,361,257
Class A
Equity
Common stock	389,393	388,369
Class B
Equity
Common stock	$ 132,915	$ 132,915